Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Schedule of trade and other payables

	December 31,	December 31,
(€ million)	2021	2020
Trade payables	16,795	8,679
Down payments and advances from joint ventures in exploration & production activities	552	417
Payables for purchase of non-current assets	1,732	1,393
Payables due to partners in exploration & production activities	1,188	1,120
Other payables	1,453	1,327
	21,720	12,936